Related Party Transactions - Schedule of the Significant Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Purchase from related parties, Subtotal	$ 118,032	$ 145,717
Wuxi Kaiteng Mold Factory [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Subtotal	$ 118,032	$ 145,717